Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Monteagle Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001045701
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Monteagle Enhanced Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Monteagle Enhanced Equity Income Fund (the “Fund”), a separate series of the Monteagle Funds (the “Trust”) is to seek high current income while maintaining prospects for capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a New Fund and has not yet completed a full fiscal year of operations as of the date of this Prospectus since the Fund’s inception, the portfolio turnover rate is 76.16%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that you redeemed all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts (“REITs”). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) options on underlying equity securities. Writing options is primarily intended to provide a steady cash flow for the Fund and to secondarily reduce the Fund’s volatility. Cash flow from option writing is also intended to be an important source of the Fund’s return, although the Fund’s option writing activity reduces the Fund’s ability to profit from increases in the value of its equity portfolio above the strike price. The combination of a diversified stock portfolio and the steady cash flow from the sale of options is intended to produce a level of income not attainable through conventional equity investments such as dividends, or lack thereof, thereby moderating the volatility of returns relative to an all-equity portfolio. Under normal market conditions, the Fund intends to invest in companies having a large market capitalization which are those companies having a market capitalization of $10 billion or more, similar to those found in the Russell 1000 index.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, designed to support the Fund’s investment objective to seek high current income while maintaining prospects for capital appreciation, through the investment a stock portfolio while offering current income through the options written on those underlying equity positions and reducing volatility by selling call options and at times selling put options. The fund attempts to minimize the affect the options strategy may have on the underlying stock portfolio, such as stocks being called away as prices rise by, at times, purchasing back written call options positions, thereby closing out the written option position and eliminating the risk of the underlying stock position being called away as prices rise. Factors such as dividend yield on stock positions in the portfolio will be considered as a means to generate income on the portfolio. The Adviser rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund’s investment goal, the Adviser may also sell stocks to realize capital losses to minimize any required capital gain distributions.

Writing Options

The Fund continuously writes options, typically on broad-based indexes or individual securities, with an aggregate notional value approximately equal to the market value of its broadly diversified stock portfolio. As the seller of the call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the underlying equity security over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser exercises the option, the Fund may deliver on the obligation or pay the purchaser the difference between the value of the underlying equity security and the exercise price of the option. The premium, the exercise price, the dividend yield, and the value of the underlying security may determine the total return realized by the Fund as the seller of the option. The Fund can also repurchase the option prior to the expiration date, ending its obligation. In such a case, the difference between the cost of repurchasing the option and the premium received may determine the gain or loss realized by the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following describes the risks the Fund. New Fund Risk - The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders. Depositary Receipts Risk - Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Tax Risk - The Fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment; disallow, suspend or otherwise limit the allowance of certain losses or deductions, convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); and cause the fund to recognize income or gain without a corresponding receipt of cash.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new as of the date of this Prospectus and therefore performance information is not yet available. Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling (888) 263-5593 or visiting the Fund’s website at www.monteaglefunds.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 263-5593
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monteaglefunds.com
Monteagle Enhanced Equity Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.80%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 384

[1]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund’s average daily net assets up to $10 million, 0.70% of such assets from $10 million up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.45% of such assets over $100 million.
[2]	The “Other Expenses” reflect estimated expenses that the Fund expects to bear in the current fiscal year, actual expenses may vary.